Note 15 - Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Subsequent Events [Text Block]
Note
15
–
Subsequent Events

On
October 1, 2019,
the Company granted a stock option of
625
shares to
one
of its outside legal advisors. The stock option has a per share exercise price of
$7.60
and vested in its entirety as of the grant date.

On
October 23, 2019,
the Company granted a stock option of
625
shares to an independent advisor. The stock option has a per share exercise price of
$7.20
and vests in
twelve
substantially equal installments (with the
first
eleven
installments rounded down for any fractional shares) on the
twenty-third
day of the next
twelve
months beginning on
November 23, 2019,
with the
twelfth
installment including any fractional shares that were rounded down from the first
eleven
installments.

On
November 5, 2019,
the Company granted a stock option of
1,250
shares to a newly appointed member of the Company’s Board of Directors, Spencer G. Feldman.  The stock option has a per share exercise price of
$7.68
and vests in
eight
equal quarterly share installments at the end of each quarterly anniversary of
November 5, 2019.

Note
16
– Subsequent Events

The Company has analyzed its operations subsequent to
December 31, 2018
to the date these audited consolidated financial statements were issued and has no
transactions or events requiring disclosure.